UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Tyndall Capital Partners, L.P.

Address:   599 Lexington Avenue, Suite 4100, New York, New York  10022


Form 13F File Number: 28-10427


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey S. Halis
Title:  Manager
Phone:  212-446-2460

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey S. Halis               New York, NY                       8/9/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      421,186
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALCON INC                    COM SHS        H01301102   14,819   100,000 SH       SOLE                  100,000      0    0
ANADARKO PETE CORP           COM            032511107   53,036 1,469,560 SH       SOLE                1,469,560      0    0
ASSISTED LIVING CONCPT NEV N CL A NEW       04544X300      592    20,000 SH       SOLE                   20,000      0    0
ASSOCIATED BANC CORP         COM            045487105      348    28,408 SH       SOLE                   28,408      0    0
BIOGEN IDEC INC              COM            09062X103    9,003   189,740 SH       SOLE                  189,740      0    0
CARDIAC SCIENCE CORP         COM            14141A108    1,052 1,073,279 SH       SOLE                1,073,279      0    0
CARDINAL HEALTH INC          COM            14149Y108      504    15,000 SH       SOLE                   15,000      0    0
CARE INVESTMENT TRUST INC    COM            141657106   11,520 1,330,300 SH       SOLE                1,330,300      0    0
CAREFUSION CORP              COM            14170T101    7,348   323,698 SH       SOLE                  323,698      0    0
CELESTICA INC                SUB VTG SHS    15101Q108      382    47,424 SH       SOLE                   47,424      0    0
CHEMED CORP NEW              COM            16359R103    8,774   160,584 SH       SOLE                  160,584      0    0
COCA COLA ENTERPRISES INC    COM            191219104   34,927 1,350,600 SH       SOLE                1,350,600      0    0
COLONIAL BANKSHARES INC      COM            195572102    1,828   191,548 SH       SOLE                  191,548      0    0
CONEXANT SYSTEMS INC         COM NEW        207142308       85    37,782 SH       SOLE                   37,782      0    0
DEUTSCHE TELEKOM AG          SPONSORED ADR  251566105    1,026    87,912 SH       SOLE                   87,912      0    0
EAGLE BANCORP MONT INC       COM            26942G100    2,676   274,508 SH       SOLE                  274,508      0    0
EARTHLINK INC                COM            270321102    6,364   799,553 SH       SOLE                  799,553      0    0
ERIE INDTY CO                CL A           29530P102   68,772 1,511,462 SH       SOLE                1,511,462      0    0
FIFTH THIRD BANCORP          COM            316773100      539    43,852 SH       SOLE                   43,852      0    0
FIRST CTZNS BANCSHARES INC N CL A           31946M103    1,235     6,423 SH       SOLE                    6,423      0    0
FIRST FINANCIAL NORTHWEST IN COM            32022K102    4,340 1,095,923 SH       SOLE                1,095,923      0    0
FURIEX PHARMACEUTICALS INC   COM            36106P101    7,112   700,000 SH       SOLE                  700,000      0    0
GENERAL ELECTRIC CO          COM            369604103    1,421    98,520 SH       SOLE                   98,520      0    0
GREAT PLAINS ENERGY INC      COM            391164100   19,573 1,150,000 SH       SOLE                1,150,000      0    0
JPMORGAN CHASE & CO          COM            46625H100    1,098    30,000 SH       SOLE                   30,000      0    0
LIVE NATION ENTERTAINMENT IN COM            538034109      115    11,050 SH       SOLE                   11,050      0    0
MBIA INC                     COM            55262C100      337    60,000 SH       SOLE                   60,000      0    0
MDS INC                      COM            55269P302   21,682 2,572,000 SH       SOLE                2,572,000      0    0
MGIC INVT CORP WIS           COM            552848103      172    25,000 SH       SOLE                   25,000      0    0
MI DEVS INC                  CL A SUB VTG   55304X104   18,954 1,549,804 SH       SOLE                1,549,804      0    0
MYRIAD PHARMACEUTICALS INC   COM            62856H107    4,902 1,303,760 SH       SOLE                1,303,760      0    0
NORTHWEST BANCSHARES INC MD  COM            667340103    4,946   431,250 SH       SOLE                  431,250      0    0
OCEAN SHORE HLDG CO NEW      COM            67501R103    3,363   320,301 SH       SOLE                  320,301      0    0
PATHFINDER BANCORP INC       COM            70320A103      204    32,000 SH       SOLE                   32,000      0    0
PFIZER INC                   COM            717081103    4,937   346,226 SH       SOLE                  346,226      0    0
RIVER VY BANCORP             COM            768475105      637    44,732 SH       SOLE                   44,732      0    0
SANMINA SCI CORP             COM NEW        800907206      759    55,797 SH       SOLE                   55,797      0    0
SCRIPPS E W CO OHIO          CL A NEW       811054402    3,759   505,988 SH       SOLE                  505,988      0    0
SYMANTEC CORP                COM            871503108      265    19,065 SH       SOLE                   19,065      0    0
TRIPLE-S MGMT CORP           CL B           896749108   10,317   556,157 SH       SOLE                  556,157      0    0
UNITED CMNTY BANCORP         COM            90984H103    1,692   225,000 SH       SOLE                  225,000      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW  92857W209   50,601 2,448,050 SH       SOLE                2,448,050      0    0
WALTER INVT MGMT CORP        COM            93317W102   18,663 1,141,490 SH       SOLE                1,141,490      0    0
WAYNE SVGS BANCSHARES INC NE COM            94624Q101    1,168   154,720 SH       SOLE                  154,720      0    0
WILEY JOHN & SONS INC        CL A           968223206   15,339   396,652 SH       SOLE                  396,652      0    0
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